--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------


 T. ROWE PRICE


                         TAX-FREE
                         INTERMEDIATE
                         BOND FUND
                         -----------------
                         FEBRUARY 28, 2001
                         -----------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      SECTOR DIVERSIFICATION

                                                 Percent of       Percent of
                                                 Net Assets       Net Assets
                                                    8/31/00          2/28/01
--------------------------------------------------------------------------------
Category
   Hospital Revenue                                   11%              14%
   Nuclear Revenue                                     13               12
   General Obligations - Local                         10                9
   Prerefunded Bonds                                   10                8
   Housing Finance Revenue                              7                8
   Dedicated Tax Revenue                                8                7
   Water and Sewer Revenue                              5                6
   Educational Revenue                                  4                6
   Escrowed To Maturity                                 6                6
   Lease Revenue                                        5                6
   Ground Transportation Revenue                        5                5
   General Obligations - State                          5                4
   Electric Revenue                                     4                3
   Air and Sea Transportation Revenue                   3                2
   All Other                                            4                4
Other Assets Less Liabilities                           -                -
--------------------------------------------------------------------------------
Total                                                100%             100%

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                            Year
                                           Ended
                                         2/28/01         2/29/00         2/28/99         2/28/98         2/28/97
NET ASSET VALUE
Beginning of period               $        10.46  $        11.13  $        11.06  $        10.80   $       10.84
                                  ------------------------------------------------------------------------------
Investment activities
   Net investment income (loss)             0.49            0.48            0.48            0.48*           0.48*
   Net realized and
   unrealized gain (loss)                   0.54           (0.63)           0.10            0.29           (0.04)

   Total from
   investment activities                    1.03           (0.15)           0.58            0.77            0.44

Distributions
   Net investment income                   (0.49)          (0.48)          (0.48)          (0.48)          (0.48)
   Net realized gain                          --           (0.04)          (0.03)          (0.03)             --

   Total distributions                     (0.49)          (0.52)          (0.51)          (0.51)          (0.48)

NET ASSET VALUE
End of period                     $        11.00  $        10.46  $        11.13  $        11.06   $       10.80
                                  ------------------------------------------------------------------------------

Ratios/Supplemental Data
Total return#                             10.12%          (1.37%)          5.37%           7.31%*          4.19%*
Ratio of total expenses to
average net assets                         0.60%           0.63%           0.65%           0.65%*          0.65%*
Ratio of net investment
income (loss) to average
net assets                                 4.62%           4.46%           4.35%           4.43%*          4.47%*
Portfolio turnover rate                    17.3%           47.6%           24.3%           56.1%           76.8%
Net assets, end of period
(in thousands)                    $      120,583     $   111,844     $   121,053     $   108,256 $        99,176

# Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect 3/1/96 through 2/28/98.



The accompanying notes are an integral part of these financial statements.

2
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--------------------------------------------------------------------------------
                                                               February 28, 2001

-----------------------
STATEMENT OF NET ASSETS                                         Par                Value
--------------------------------------------------------------------------------------------
                                                                     In thousands
ALABAMA 0.5%
Decatur Ind. Dev. Board, Solid Waste Disposal
     Amoco Chemical, VRDN (Currently 3.30%) *               $         600      $         600
                                                                               -------------
Total Alabama (Cost $600)                                                                600
                                                                               -------------
ARIZONA 1.3%
Arizona Transportation Board
     Maricopa County Regional Area Road Fund
          5.50%, 7/1/04                                             1,000              1,056
Salt River Agricultural Improvement & Power, 6.50%, 1/1/04            500                536
                                                                               -------------
Total Arizona (Cost $1,551)                                                            1,592
                                                                               -------------
CALIFORNIA 1.4%
California Public Works Board, Dept. of Corrections
          6.00%, 11/1/05 (MBIA Insured)                             1,550              1,705
                                                                               -------------
Total California (Cost $1,578)                                                         1,705
                                                                               -------------
COLORADO 2.3%
Denver City & County Airport
          6.25%, 11/15/06 (MBIA Insured) *                          2,500              2,752
                                                                               -------------
Total Colorado (Cost $2,584)                                                           2,752
                                                                               -------------
CONNECTICUT 1.6%
Connecticut, GO, 5.25%, 6/15/13 (FGIC Insured)                      1,850              1,963
                                                                               -------------
Total Connecticut (Cost $1,871)                                                        1,963
                                                                               -------------
DISTRICT OF COLUMBIA 0.8%
District of Columbia, GO, 5.25%, 6/1/27 (MBIA Insured)              1,000                986
                                                                               -------------
Total District of Columbia (Cost $845)                                                   986
                                                                               -------------
FLORIDA 5.0%
Florida Board of Ed., GO, 5.125%, 6/1/13                            1,500              1,557

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--------------------------------------------------------------------------------

                                                                Par                Value
--------------------------------------------------------------------------------------------
                                                                     In thousands
Florida Dept. of Natural Resources
     Dept. of Environmental Preservation
          5.50%, 7/1/07 (FSA Insured)                       $       1,000      $       1,083
          6.00%, 7/1/05 (MBIA Insured)                              2,000              2,174
Miami-Dade County, Zero Coupon, 10/1/18 (MBIA Insured)              3,200              1,224
                                                                               -------------
Total Florida (Cost $5,784)                                                            6,038
                                                                               -------------
GEORGIA 5.2%
Fayette County Water Revenue
          6.20%, 10/1/20 (FGIC Insured)                             1,000              1,051
Georgia Private Colleges & Univ. Auth.
     Emory Univ. Project, 5.75%, 11/1/14                            3,000              3,282
Municipal Electric Auth. of Georgia
          6.00%, 1/1/06 (AMBAC Insured)                             1,770              1,923
                                                                               -------------
Total Georgia (Cost $5,948)                                                            6,256
                                                                               -------------
HAWAII 4.2%
Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)                             1,805              1,987
Hawaii Airport, 6.70%, 7/1/05 (MBIA Insured) *                      3,000              3,085
                                                                               -------------
Total Hawaii (Cost $4,964)                                                             5,072
                                                                               -------------
ILLINOIS 8.4%
Chicago, GO, 5.75%, 1/1/05 (AMBAC Insured)                          3,100              3,299
Chicago Board of Ed., GO
          Zero Coupon, 12/1/12 (FGIC Insured)                       1,800              1,020
Illinois Student Assistance Commission
     Student Loan, VRDN (Currently 3.25%) *                         1,000              1,000
Madison County Environmental Improvement Revenue
          VRDN (Currently 3.30%) *                                    400                400
Metropolitan Pier & Expo Auth., McCormick Place Expansion
          5.375%, 12/15/18 (FGIC Insured)                           2,500              2,552
Will County, Amoco Chemical Project
          VRDN (Currently 3.30%) *                                  1,800              1,800
                                                                               -------------
Total Illinois (Cost $9,781)                                                          10,071
                                                                               -------------

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--------------------------------------------------------------------------------

                                                                Par                Value
--------------------------------------------------------------------------------------------
                                                                    In thousands
INDIANA 0.8%
Gibson County PCR, Toyota Motor
          VRDN (Currently 3.20%) *                          $       1,000      $       1,000
                                                                               -------------
Total Indiana (Cost $1,000)                                                            1,000
                                                                               -------------
KANSAS 1.1%
Johnson County Union School Dist.,
          5.00%, 9/1/10 (FGIC Insured)                              1,290              1,357
                                                                               -------------
Total Kansas (Cost $1,357)                                                             1,357
                                                                               -------------
LOUISIANA 0.3%
Plaquemines Parish, British Petroleum
          VRDN (Currently 3.30%) *                                    300                300
                                                                               -------------
Total Louisiana (Cost $300)                                                              300
                                                                               -------------
MARYLAND 8.2%
Maryland CDA, Single Family, 5.70%, 4/1/06                            950              1,015
Montgomery County, GO, Consolidated Public Improvement
          5.25%, 5/1/04                                             3,000              3,144
Northeast Maryland Waste Disposal Auth.
     Montgomery County Resources
          6.30%, 7/1/16 (MBIA Insured) *                            2,000              2,096
          7.10%, 1/1/03 (MBIA Insured)                              3,400              3,607
                                                                               -------------
Total Maryland (Cost $9,490)                                                           9,862
                                                                               -------------
MASSACHUSETTS 4.2%
Massachusetts, GO
     Consolidated Loan
          5.75%, 9/1/14                                             2,000              2,180
          6.30%, 11/1/05 (FGIC Insured)                             1,250              1,373
Massachusetts Water Pollution Abatement Trust
     MWRA Program, 6.00%, 8/1/15                                    1,200              1,321
Massachusetts Water Resources Auth.
          5.00%, 3/1/22 (MBIA Insured)                                200                195
                                                                               -------------
Total Massachusetts (Cost $4,681)                                                      5,069
                                                                               -------------

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--------------------------------------------------------------------------------

                                                                 Par               Value
--------------------------------------------------------------------------------------------
                                                                     In thousands
MICHIGAN 4.6%
Greater Detroit Resource Recovery Auth.
          6.25%, 12/13/05 (AMBAC Insured)                   $       2,000      $       2,205
Michigan, GO, Building Auth.
          6.25%, 10/1/03 (AMBAC Insured)                            2,000              2,126
Michigan State Hosp. Fin. Auth., Ascension Health Credit
          5.30%, 11/15/06                                           1,200              1,226
                                                                                ------------
Total Michigan (Cost $5,314)                                                           5,557
                                                                                ------------
MISSISSIPPI 0.9%
Mississippi, GO, 5.50%, 11/15/04                                    1,050              1,113
                                                                                ------------
Total Mississippi (Cost  $1,113)                                                       1,113
                                                                                ------------
NEBRASKA 1.8%
Omaha Public Power Dist., 5.50%, 2/1/07                             2,000              2,151
                                                                                ------------
Total Nebraska (Cost $2,077)                                                           2,151
                                                                                ------------
NEW JERSEY 3.2%
New Jersey Transportation Trust Fund Auth.
     Transportation Systems
          5.625%, 6/15/14                                           1,000              1,102
          5.75%, 6/15/11                                            2,500              2,788
                                                                                ------------
Total New Jersey (Cost $3,579)                                                         3,890
                                                                                ------------
NEW YORK 1.3%
Metropolitan Transportation Auth.
          6.25%, 7/1/05 (MBIA Insured)                              1,420              1,559
                                                                                ------------
Total New York (Cost $1,452)                                                           1,559
                                                                                ------------
NORTH CAROLINA 3.7%
North Carolina Municipal Power Agency
     Catawba Electric, 6.00%, 1/1/04 (MBIA Insured)                 4,200              4,442
                                                                                ------------
Total North Carolina (Cost $4,305)                                                     4,442
                                                                                ------------

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--------------------------------------------------------------------------------

                                                                 Par               Value
--------------------------------------------------------------------------------------------
                                                                     In thousands
OREGON 2.2%
Portland Sewer Systems, 5.50%, 6/1/05 (FGIC Insured)        $       2,500      $       2,663
                                                                               -------------
Total Oregon (Cost $2,548)                                                             2,663
                                                                               -------------
PENNSYLVANIA 3.0%
Pennsylvania, GO, 5.375%, 11/15/03 (FGIC Insured)                   2,500              2,613
Pennsylvania Higher Ed. Assistance Agency, Student Loan
          VRDN (Currently 3.35%) (AMBAC Insured) *                  1,000              1,000
                                                                               -------------
Total Pennsylvania (Cost $3,529)                                                       3,613
                                                                               -------------
SOUTH CAROLINA 1.7%
Piedmont Municipal Power Agency
          5.00%, 1/1/15 (MBIA Insured)                              1,000              1,004
South Carolina, GO, School Fac., 5.75%, 1/1/08                        995              1,095
                                                                               -------------
Total South Carolina (Cost $1,907)                                                     2,099
                                                                               -------------
TENNESSEE 0.7%
Memphis-Shelby County Airport Auth.
          6.25%, 2/15/11 (MBIA Insured) *                             700                789
                                                                               -------------
Total Tennessee (Cost $726)                                                              789
                                                                               -------------
TEXAS 15.2%
Calhoun County Navigation Dist., BP Chemical
          VRDN (Currently 3.30%) *                                    700                700
Dallas-Fort Worth Regional Airport
          7.75%, 11/1/03 (FGIC Insured)                             1,000              1,100
Gulf Coast Waste Disposal Auth.
     Amoco Oil, VRDN (Currently 3.30%) *                              100                100
     Environmental Fac., Amoco Oil
          VRDN (Currently 3.30%) *                                    600                600
Harris County Health Fac. Dev.
     Texas Childrens Hosp., 5.375%, 10/1/12                         1,345              1,392
Houston, GO, Public Improvement, 5.50%, 3/1/06                      1,500              1,599
Houston, Water & Sewer, 7.00%, 12/1/03 (AMBAC Insured)              2,650              2,874

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--------------------------------------------------------------------------------

                                                                 Par               Value
--------------------------------------------------------------------------------------------
                                                                     In thousands
Lower Colorado River Auth.
          5.75%, 5/15/11 (FSA Insured)                      $       2,000      $       2,198
          5.875%, 5/15/14 (FSA Insured)                             1,750              1,913
North East Independent School Dist., GO, 6.00%, 2/1/16              1,200              1,306
San Antonio, Water
          6.40%, 5/15/05 (FGIC Insured)                                80                 84
          6.40%, 5/15/05 (FGIC Insured)
          (Prerefunded 5/15/02+)                                       50                 53
          6.40, 5/15/05 (Escrowed to Maturity)
          (FGIC Insured)                                               20                 22
Tarrant County Health Fac. Dev., Texas Health Resources
          5.75%, 2/15/10 (MBIA Insured)                             2,500              2,662
Texas Dept. of Housing and Community Affairs
     Single Family Mortgage
          5.75%, 3/1/10 (MBIA Insured)                              1,560              1,673
                                                                               -------------
Total Texas (Cost $17,484)                                                            18,276
                                                                               -------------
UTAH 1.4%
Utah Housing Fin. Agency, Single Family Mortgage
          6.00%, 7/1/10 *                                           1,600              1,670
                                                                               -------------
Total Utah (Cost $1,600)                                                               1,670
                                                                               -------------
VERMONT 0.3%
Vermont Ed. & Health Buildings Fin. Agency
     Medical Center Hosp. of Vermont
          6.15%, 9/1/13 (FGIC Insured)                                350                375
                                                                               -------------
Total Vermont (Cost $350)                                                                375
                                                                               -------------
VIRGINIA 9.0%
Chesterfield County IDA, Bon Secours Health System
          5.70%, 11/15/03                                           1,000              1,007
Leesburg, GO, Public Improvement
          5.50%, 1/15/11 (FGIC Insured)                             1,145              1,258
Metropolitan Washington Airport Auth.
          6.625%, 10/1/12 (MBIA Insured) *                            500                530

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--------------------------------------------------------------------------------

                                                                  Par              Value
--------------------------------------------------------------------------------------------
                                                                    In thousands
Riverside Regional Jail Auth.
          5.60%, 7/1/06 (MBIA Insured)                      $         500      $         541
          5.60%, 7/1/06 (MBIA Insured)
          (Prerefunded 7/1/05+)                                       600                653
Univ. of Richmond, VRDN (Currently 3.15%)                             350                350
Virginia College Building Auth.
          5.50%, 9/1/14                                             2,070              2,206
Virginia Ed. Loan Auth., Student Loan Program
          5.80%, 3/1/05 (Escrowed to Maturity) *                      980              1,048
Virginia Transportation Board
     Northern Virginia Transportation Dist.
          5.125%, 5/15/17                                           1,000              1,010
          5.80%, 5/15/03                                            1,425              1,491
          5.80%, 5/15/04                                              695                739
                                                                               -------------
Total Virginia (Cost $10,304)                                                         10,833
                                                                               -------------
WASHINGTON 3.1%
Tacoma Electric
          5.90%, 1/1/05 (FGIC Insured)                              1,000              1,069
          6.00%, 1/1/06 (FGIC Insured)                              2,000              2,138
Washington Health Care Fac. Auth.
     Virginia Mason Medical Center
          6.00%, 8/15/08 (MBIA Insured)                               500                551
                                                                               -------------
Total Washington (Cost $3,613)                                                         3,758
                                                                               -------------
WEST VIRGINIA 1.7%
Putnam County PCR, Appalachian Power, 6.60%, 7/1/19                   500                510
Univ. of West Virginia, Univ. Systems
          Zero Coupon, 4/1/14 (AMBAC Insured)                       2,000              1,044
West Virginia, GO, Zero Coupon, 11/1/12 (FGIC Insured)                900                516
                                                                               -------------
Total West Virginia (Cost $1,946)                                                      2,070
                                                                               -------------
WISCONSIN 2.0%
Milwaukee Metropolitan Sewage Dist., GO, 6.25%, 10/1/05             2,200              2,414
                                                                               -------------
Total Wisconsin (Cost $2,305)                                                          2,414
                                                                               -------------

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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

                                                                  Par              Value
--------------------------------------------------------------------------------------------
                                                                    In thousands
WYOMING 0.2%
Lincoln County PCR, Exxon, VRDN (Currently 3.10%) *         $         300      $         300
                                                                               -------------
Total Wyoming (Cost $300)                                                                300
                                                                               -------------

Total Investments in Securities
101.3% of Net Assets (Cost $116,786)                                           $     122,195

Other Assets Less Liabilities                                                         (1,612)
                                                                               -------------

NET ASSETS                                                                     $     120,583
                                                                               -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions                       $          57
Accumulated net realized gain/loss - net of distributions                             (1,226)
Net unrealized gain (loss)                                                             5,409
Paid-in-capital applicable to 10,964,764 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares authorized                     116,343
                                                                               -------------

NET ASSETS                                                                     $     120,583
                                                                               -------------

NET ASSET VALUE PER SHARE                                                      $       11.00
                                                                               -------------

    * Interest subject to alternative minimum tax
    + Used in determining portfolio maturity
AMBAC AMBAC Indemnity Corp.
  CDA Community Development Administration
 FGIC Financial Guaranty Insurance Company
  FSA Financial Security Assurance Corp.
   GO General Obligation
  IDA Industrial Development Authority
 MBIA Municipal Bond Investors Assurance Corp.
  PCR Pollution Control Revenue
 VRDN Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

10
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                          Year
                                                                         Ended
                                                                       2/28/01
Investment Income (Loss)

Interest income                                                    $     5,948
                                                                   -------------
Expenses
  Investment management                                                    417
  Shareholder servicing                                                    111
  Custody and accounting                                                    94
  Registration                                                              26
  Prospectus and shareholder reports                                        15
  Legal and audit                                                           12
  Directors                                                                  7
  Miscellaneous                                                              3
                                                                   -------------
  Total expenses                                                           685
  Expenses paid indirectly                                                 (1)
                                                                   -------------
  Net expenses                                                             684
                                                                   -------------
Net investment income (loss)                                             5,264
                                                                   -------------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                               321
  Futures                                                                  (3)
                                                                   -------------
  Net realized gain (loss)                                                 318
Change in net unrealized gain or loss on securities                      5,466
                                                                   -------------
Net realized and unrealized gain (loss)                                  5,784
                                                                   -------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    11,048
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

11
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T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                                  Year
                                                                 Ended
                                                               2/28/01            2/29/00
Increase (Decrease) in Net Assets

Operations
   Net investment income (loss)                        $         5,264    $        5,198
   Net realized gain (loss)                                        318            (1,348)
   Change in net unrealized gain or loss                         5,466            (5,592)
                                                       -----------------------------------
   Increase (decrease) in net assets from operations            11,048            (1,742)
                                                       -----------------------------------
Distributions to shareholders
   Net investment income                                        (5,264)           (5,198)
   Net realized gain                                                 -              (437)
                                                       -----------------------------------
   Decrease in net assets from distributions                    (5,264)           (5,635)
                                                       -----------------------------------
Capital share transactions *
   Shares sold                                                  16,811            20,124
   Distributions reinvested                                      3,861             4,360
   Shares redeemed                                             (17,717)          (26,316)
                                                       -----------------------------------
   Increase (decrease) in net assets from capital
   share transactions                                            2,955            (1,832)
                                                       -----------------------------------

Net Assets

Increase (decrease) during period                                8,739            (9,209)
Beginning of period                                            111,844           121,053
                                                       -----------------------------------
End of period                                          $       120,583    $      111,844
                                                       -----------------------------------

*Share information
   Shares sold                                                   1,571             1,880
   Distributions reinvested                                        361               407
   Shares redeemed                                              (1,663)           (2,467)
                                                       -----------------------------------
   Increase (decrease) in shares outstanding                       269              (180)

The accompanying notes are an integral part of these financial statements.

12

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--------------------------------------------------------------------------------
                                                               February 28, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of March 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

     reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended February 28, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $19,016,000 and $23,320,000, respectively, for the year ended February 28, 2001.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001 the fund has $1,145,000 of capital loss carry-forwards, $949,000 of which expires in 2008, and $196,000 in 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 2001. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

     and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

     ---------------------------------------------------------------------------
     Undistributed net investment income                            $     2,000
     Undistributed net realized gain                                     (5,000)
     Paid-in-capital                                                      3,000

     At February 28, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $116,786,000. Net unrealized gain aggregated $5,409,000 at period-end, all of which related to appreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $34,000 was payable at February 28, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.05% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $156,000 for the year ended February 28, 2001, of which $12,000 was payable at period-end.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("the Fund") at February 28, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



     PRICEWATERHOUSECOOPERS LLP
     Baltimore, Maryland
     March 19, 2001

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/01
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $5,255,000 which qualified as exempt-interest dividends.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


      INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*    Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or
obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.            F49-050 2/28/01